Related party transactions - Key management personnel compensation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Short-term employee benefits	$ 1,151	$ 821	$ 1,775	$ 1,130
Share based payment expense	672
Long-term benefits	10	18	27	10
Total	$ 1,833	$ 839	$ 1,802	$ 1,140